Short Term Bank Loans - Schedule of Short Term Loans (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Short-term bank loans	$ 2,554,662	$ 720,773
Jiangxi Rural Credit Union & Rural Commercial Bank One [Member]
Short-term bank loans		720,773
Jiangxi Rural Credit Union & Rural Commercial Bank Two [Member]
Short-term bank loans	1,502,742
Jiangxi Rural Credit Union & Rural Commercial Bank Three [Member]
Short-term bank loans	751,371
Jiangxi Rural Credit Union & Rural Commercial Bank Four [Member]
Short-term bank loans	$ 300,549